Finance Lease - Schedule of Maturities of Finance Lease (Details) (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020
2021	$ 8,076
2022	8,492
2023 and after	16,204
Total	$ 32,772